Share Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Jan. 17, 2018	Dec. 03, 2017	Aug. 23, 2017	Dec. 03, 2016	Dec. 03, 2015	Jan. 12, 2015	Nov. 18, 2014	Jul. 02, 2008	Apr. 18, 2008	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Nov. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares									11,652,556
Ordinary shares, par value									$ 0.0001	$ 0.0001	$ 0.0001
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent								5.00%
Vesting period						4 years
Share options granted							2,800,000
Share options granted to selected employees exercise, price							$ 3.74
Dividends payable, amount per share										0.1125	0.1125	$ 0.2250
Authorized reduction in exercise price of outstanding options										$ 0.1125	$ 0.0000	$ 0.2250
Total intrinsic value of options exercised										$ 749	$ 0	$ 372
Nonvested restricted shares granted						542,372				468,600	125,000	125,000
Grant date fair value non vested restricted share						$ 3.6875				$ 2.29	$ 3.03	$ 3.81
Total share base compensation						$ 2,000
Share-based compensation requisite service period						4 years
Share-based compensation expenses										$ 2,306	$ 2,111	$ 2,015
Vesting Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage							25.00%
Vesting Period 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						25.00%
Vesting Period 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						75.00%
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years		4 years
Contractual terms									10 years
Share options granted to selected employees exercise, price			$ 1.81				$ 3.32
Share-based compensation related to nonvested shares that is expected to be recognized										$ 106
Share-based compensation related to nonvested shares that is expected to be recognized, weighted average period										1 month 17 days
Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									2 years
New Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares													2,850,000
Non Vested Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Nonvested restricted shares granted	343,600	125,000		125,000	125,000
Grant date fair value non vested restricted share	$ 2.32	$ 2.21		$ 3.03	$ 3.8125
Total share base compensation	$ 796	$ 276		$ 379	$ 477
Share-based compensation requisite service period	2 years	1 year		1 year	1 year
Nonvested Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation related to nonvested shares that is expected to be recognized										$ 706
Share-based compensation related to nonvested shares that is expected to be recognized, weighted average period										1 year
Share-based compensation expenses										$ 1,075	$ 895	$ 992